Intangible assets - Intangible Assets with Finite Lives (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	$ 0	$ 0
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	131,912,000
Intangible assets, ending balance	136,800,000	131,912,000
Intangible assets with finite lives
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	18,598,000
Intangible assets, ending balance	23,486,000	18,598,000
Intangible assets with finite lives | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	29,060,000	18,588,000
Additions	11,628,000	10,472,000
Transfers	0
Intangible assets, ending balance	40,688,000	29,060,000
Intangible assets with finite lives | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	10,462,000	6,225,000
Amortization	6,740,000	4,237,000
Intangible assets, ending balance	17,202,000	10,462,000
Intangible assets with finite lives | ERP software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	3,406,000
Intangible assets, ending balance	2,812,000	3,406,000
Intangible assets with finite lives | ERP software | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	4,265,000	2,997,000
Additions	(6,000)	1,268,000
Transfers	0
Intangible assets, ending balance	4,259,000	4,265,000
Intangible assets with finite lives | ERP software | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	859,000	430,000
Amortization	588,000	429,000
Intangible assets, ending balance	1,447,000	859,000
Intangible assets with finite lives | Computer software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	7,105,000
Intangible assets, ending balance	7,483,000	7,105,000
Intangible assets with finite lives | Computer software | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	9,392,000	6,936,000
Additions	2,074,000	2,456,000
Transfers	367,000
Intangible assets, ending balance	11,833,000	9,392,000
Intangible assets with finite lives | Computer software | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	2,287,000	746,000
Amortization	2,063,000	1,541,000
Intangible assets, ending balance	4,350,000	2,287,000
Intangible assets with finite lives | Lease rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	3,340,000
Intangible assets, ending balance	5,690,000	3,340,000
Intangible assets with finite lives | Lease rights | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	3,340,000	0
Additions	2,855,000	3,340,000
Transfers	0
Intangible assets, ending balance	6,195,000	3,340,000
Intangible assets with finite lives | Lease rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	0	0
Amortization	505,000	0
Intangible assets, ending balance	505,000	0
Intangible assets with finite lives | Product development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	702,000
Intangible assets, ending balance	1,702,000	702,000
Intangible assets with finite lives | Product development costs | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	805,000	0
Additions	0	805,000
Transfers	3,142,000
Intangible assets, ending balance	3,947,000	805,000
Intangible assets with finite lives | Product development costs | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	103,000	0
Amortization	2,142,000	103,000
Intangible assets, ending balance	2,245,000	103,000
Intangible assets with finite lives | In progress
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	2,603,000
Intangible assets, ending balance	5,799,000	2,603,000
Intangible assets with finite lives | In progress | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	2,603,000	0
Additions	6,705,000	2,603,000
Transfers	(3,509,000)
Intangible assets, ending balance	5,799,000	2,603,000
Intangible assets with finite lives | In progress | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	0	0
Amortization	0	0
Intangible assets, ending balance	0	0
Intangible assets with finite lives | Customer lists
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	1,442,000
Intangible assets, ending balance	0	1,442,000
Intangible assets with finite lives | Customer lists | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	8,655,000	8,655,000
Additions	0	0
Transfers	0
Intangible assets, ending balance	8,655,000	8,655,000
Intangible assets with finite lives | Customer lists | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	7,213,000	5,049,000
Amortization	1,442,000	2,164,000
Intangible assets, ending balance	$ 8,655,000	$ 7,213,000